UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23653

2.	Date of Notification: April 11, 2024

3.	Exact name of Investment Company as specified in registration statement: Thirdline Real Estate Income Fund

4.	Address of principal executive office: (number, street, city, state, zip code)

Thirdline Real Estate Income Fund

1810 MacTavish Ave.

Richmond, VA 23230

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

/s/ Lawrence Eiben
Lawrence S. Eiben, Treasurer

THIRDLINE REAL ESTATE INCOME FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

April 11, 2024

Dear Shareholders:

We appreciate your investment in the Thirdline Real Estate Income Fund (the “Fund”).

The Fund is a closed-end interval fund offering shares that are not redeemable daily and are not traded on a stock exchange. To provide investors with liquidity, the Fund has a quarterly share repurchase program to offer to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. According to its repurchase policy, the Fund repurchases up to 5% of the outstanding shares that are tendered each quarter.

The Fund strictly observes the repurchase request deadline for direct shareholders, which is 11:59 p.m. Eastern Time, on May 16, 2024. As noted below, if you do not submit your repurchase request in good order by the deadline, you will not be able to sell your shares to the Fund. You may withdraw or change your repurchase request with a proper instruction submitted in good order at any time prior to the deadline.

If you wish to sell any of your Fund shares during this repurchase period, please complete, sign, date and mail the enclosed Repurchase Request Form to UMB Fund Services, Inc, at P.O. Box 2175, Milwaukee, WI 53201 (the “Transfer Agent”) by 11:59 p.m. Eastern Standard Time on, or before, May 16, 2024. In order to process your request, the Transfer Agent must receive your request in good order by the deadline. The Fund does not charge a processing fee for handling repurchase requests. None of the Fund, Thirdline Capital Management, LLC, UMB Distribution Services, LLC or the Transfer Agent is or will be obligated to give notice of any defects or irregularities in your repurchase request, nor shall any of them incur any liability for failure to give such notice.

Please refer to your Fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details. Please note that for all direct shareholders, the Fund’s quarterly repurchase offer will begin on April 11, 2024 and end at 11:59 p.m. Eastern Time on May 16, 2024. The repurchase price date is the NAV published as of May 16, 2024.

There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. If you have any questions regarding the repurchase offer or your investment in the Fund, please contact your financial representative. Alternatively, a service representative of the Fund is available by calling (877) 771-7715.

Sincerely,

THIRDLINE REAL ESTATE INCOME FUND

THIRDLINE REAL ESTATE INCOME FUND

REPURCHASE OFFER TERMS

1.          The Offer. Thirdline Real Estate Income Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.          Net Asset Value. On April 4, 2024, the NAV of the Fund was $10.08 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling (877) 771-7715 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.          Repurchase Request Deadline. All Repurchase Requests that are mailed must be received in proper form by 11:59 p.m., Eastern Time, May 16, 2024.

4.          Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on May 16, 2024 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.          Payment for Shares Repurchased. The Fund will pay repurchase proceeds within 7 calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.          Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2%. If the Fund determines not to repurchase an additional 2% or if more than 7% of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may, in its discretion, accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.           Wire Transfer Fee. If shareholders request repurchase proceeds be paid by wire transfer, such shareholders may be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s transfer agent, UMB Fund Services, Inc. Currently, the Fund’s transfer agent is not charging a wire transfer fee.

8.          Withdrawal or Modification. Tenders of shares that are mailed may be withdrawn or modified at any time prior to 11:59 p.m., Eastern Time, May 16, 2024.

9.           Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

●	If making or effecting the repurchase offer would cause the Fund to lose its status as a real estate investment trust under Subchapter M of the Internal Revenue Code;

●	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

●	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and

●	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

10.         Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including gains and losses and state and local tax consequences, of participating in the repurchase. Generally, any repurchase of shares by the Fund is a taxable event for the redeeming shareholder, you should consult your tax advisor to determine the tax consequences of the repurchase.

11.         Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt), and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The Fund’s determination is final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or for any particular shares or shareholders. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Thirdline Capital Management, LLC, UMB Distribution Services, LLC or UMB Fund Services, Inc is or will be obligated to give notice of any defects or irregularities in your repurchase request, nor shall any of them incur any liability for failure to give such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer, and you cannot hold the Fund responsible for any such recommendations. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information.

For additional information about this offer, contact your financial representative. Alternatively, a service representative of the Fund is available by calling (877) 771-7715.

THIRDLINE REAL ESTATE INCOME FUND

Repurchase Request Form

MUST BE RECEIVED BY 11:59 P.M., EASTERN TIME, MAY 16, 2024.

Thirdline Real Estate Income Fund

c/o UMB Fund Services, Inc

P.O. Box 2175

Milwaukee, WI 53201

This repurchase form is for shareholders who wish to tender shares for repurchase from their account held directly with the Fund. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date (May 16, 2024). An Authorized Person elected on the account application must submit this form via regular or express mail prior to the Repurchase Request Deadline (May 16, 2024). The Repurchase Request Deadline will be strictly observed. If the request is not received by the Fund’s transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

ALL SECTIONS MUST BE FULLY COMPLETED IN ORDER TO PROCESS YOUR REQUEST

Section 1 -- Investor Information

Account Number
Full Account Registration Line 1
Full Account Registration Line 2
Street Address
City, State, Zip
Social Security # or Taxpayer Identification #
Phone Number
Email

Section 2 – Redemption Instructions

Select only one of the following:

__       Redeem all shares

__       Redeem a specific number of shares, # ________________

Section 3 – Proceeds Delivery Instructions

__       Mail to address of record

__       Redeem to banking information on file

__       Redeem to new bank instructions (Must complete Section 5)

__       Other, contact us at (877) 771 – 7715

Section 4 — IRA Investors Only

Please indicate the reason for distribution. If none are chosen, the distribution code will be age based. If this is a transfer, please have the receiving Custodian complete a Transfer Form. Fee: A fee of $50.00 will be charged on all accounts where a full redemption is made unless you have already paid the Annual IRA Maintenance Fee. If the fee applies, the amount distributed will be the amount requested, less the fee, unless the fee is paid in advance. Reason for distribution:

[ ] Required Minimum Distribution-investor is over 73

[ ] Premature distribution-investor is under 59½.

[ ] Normal distribution-investor is over 59½

[ ] Roth distribution-investor is under 59½

[ ] Roth distribution-investor is over 59½

[ ] Roth conversion

[ ] Other: ______________________________

Withholding Notice and Election (Form W-4R/OMB No. 1545-0074) Dept. of Treasury, Internal Revenue Service

Tax withholding does not apply to transfers, direct rollovers to employer plans, qualified charitable distributions, qualified HSA funding distributions, revocations, recharacterizations, or the amount returned as an excess contribution when removed with the earnings.

Line 1 (Recipient Information)

1a. Name (include first, middle and last): ____________________________

1b. Social Security Number: ________________________

Address: ___________________________

City or town, state, and ZIP Code: __________________________

Your federal tax withholding rate is determined by the type of payment you will receive. For nonperiodic payments, the default withholding rate is 10%. You can choose to have a different rate by entering a rate between 0% and 100% on line 2 (below). Generally, you can’t choose less than 10% for payments to be delivered outside the United States and its territories. See the instructions and the Marginal Rate Tables (below) for more information.

Line 2

Complete this line if you would like a rate of withholding that is different from the default withholding rate (i.e.,10%). See the instructions and the Marginal Rate Tables (below) for additional information. Enter the rate as a whole number (no decimals). Withhold Federal Income Tax of ______ %

Note: Unless a previous federal income tax withholding election is in place, or you indicate a different withholding amount above, your IRA Trustee/Custodian will withhold federal income tax at a default rate of 10%. Your withholding election is valid until you change it.

STATE INCOME TAX WITHHOLDING ELECTION

Your payor cannot withhold an amount less than the required minimum for your state. If no election is made, the minimum withholding will be taken based on your state of residence on record with your payer.

Mandatory states that state withholding can be processed are Arkansas, California, Connecticut, Delaware, District of Columbia, Iowa, Kansas, Maine, Massachusetts, Michigan, Minnesota, Nebraska, North Carolina, and Vermont.

I file a state tax return with the state of ____________________________

(Select one)

[ ] Do not withhold state income tax, unless required.

[ ] Withhold state Income Tax of ______ %

[ ] Withhold State Income Tax of $ ______

Section 5 – New Bank Instructions

Medallion Signature Guarantee Required if this Part is completed. If you have an IRA account, your proceeds are required to be sent back to the IRA Custodian on your account. If you wish for proceeds to be sent elsewhere, your IRA Custodian must sign off/give approval on this form.

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account
Bank Account Number
For Further Credit to:
Name(s) on Investors Account
Investor Account Number at Broker

*	PLACE SIGNATURE GUARANTEE BELOW:

Section 6 – Investor Signature

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account. Provision of this form should not be construed to cause Thirdline Real Estate Income Fund or Thirdline Capital Management, LLC or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.

[ ]	By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Terms, and the Fund’s Prospectus. Payment for shares will be issued in the name of the registered account holder to the payment instructions selected in Section 3.

[ ]	The undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Repurchase Offer (as defined in the Repurchase Offer Terms).

[ ]	The undersigned understands that acceptance of shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Repurchase Offer Terms.

[ ]	All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer Terms, this tender is irrevocable.

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:

(Second Account Owner on Joint Account)

Print Name:	Title:

Telephone Number:	Email:

Signature:		Date:
(If joint account, both must sign)

Instructions to participate in the repurchase offer must be received via regular or express mail prior to 11:59 p.m. Eastern Time on May 16, 2024 at the following address:

Thirdline Real Estate Income Fund

c/o UMB Fund Services, Inc

P.O. Box 2175

Milwaukee, WI 53201

2024 Marginal Rate Tables

You may use these tables to help you select the appropriate withholding rate for this payment or distribution. Add your income from all sources and use the column that matches your filing status to find the corresponding rate of withholding. See “Suggestion for determining withholding” below for more information on how to use this table.

Single or Married filing separately		Married filing jointly or Qualifying widow(er)		Head of household
Total income over—	Tax rate for every dollar more	Total income over—	Tax rate for every dollar more	Total income over—	Tax rate for every dollar more
$0	0%	$0	0%	$0	0%
14,600	10%	29,200	10%	21,900	10%
26,200	12%	52,400	12%	38,450	12%
61,750	22%	123,500	22%	85,000	22%
115,125	24%	230,250	24%	122,400	24%
206,550	32%	413,100	32%	213.850	32%
258,325	35%	516,650	35%	265,600	35%
623,950*	37%	760,400	37%	631,250	37%
*	If married filing separately, use $380,200 instead for this 37% rate.

General Instructions

Section references are to the Internal Revenue Code.

Future developments. For the latest information about any future developments related to Form W-4R, such as legislation enacted after it was published, go to www.irs.gov/FormW4R.

Purpose of form. Complete Form W-4R to have payers withhold the correct amount of federal income tax from your nonperiodic payment from your individual retirement arrangement (IRA). See below for the rules and options for the payment. For more information on withholding, see Pub. 505, Tax Withholding and Estimated Tax.

Caution: If you have too little tax withheld, you will generally owe tax when you file your tax return and may owe a penalty unless you make timely payments of estimated tax. If too much tax is withheld, you will generally be due a refund when you file your tax return. Your withholding choice (or an election not to have withholding on a nonperiodic payment) will generally apply to any future payment from the same plan or IRA. Submit a new Form W-4R if you want to change your election.

Nonperiodic payments—10% withholding. Your payer must withhold at a default 10% rate from the taxable amount of nonperiodic payments unless you enter a different rate on Line 2 of this withholding certificate. Distributions from an IRA that are payable on demand are treated as nonperiodic payments. Note that the default rate of withholding may not be appropriate for your tax situation. You may choose to have no federal income tax withheld by entering “-0-” on Line 2 of this withholding certificate. See the specific instructions below for more information. Generally, you are not permitted to elect to have federal income tax withheld at a rate of less than 10% (including “-0-”) on any payments to be delivered outside the United States and its territories.

Note: If you don’t give Form W-4R to your payer, you don’t provide an SSN, or the IRS notifies the payer that you gave an incorrect SSN, then the payer must withhold 10% of the payment for federal income tax and can’t honor requests to have a lower (or no) amount withheld. Generally, for payments that began before 2024, your current withholding election (or your default rate) remains in effect unless you submit a Form W-4R.

Payments to nonresident aliens and foreign estates. Do not use Form W-4R. See Pub. 515, Withholding of Tax on Nonresident Aliens and Foreign Entities, and Pub. 519, U.S. Tax Guide for Aliens, for more information.

Specific Instructions

Line 1b

For an estate, enter the estate’s employer identification number (EIN) in the area reserved for “Social security number.”

Line 2

More withholding. If you want more than the default rate withheld from your payment, you may enter a higher rate on Line 2 of this withholding certificate.

Less withholding. If permitted, you may enter a lower rate on Line 2 of this withholding certificate (including “-0-”) if you want less than the 10% default rate withheld from your payment. If you have already paid, or plan to pay, your tax on this payment through other withholding or estimated tax payments, you may want to enter “-0-”.

Suggestion for determining withholding. Consider using the Marginal Rate Tables (above) to help you select the appropriate withholding rate for this payment or distribution. The tables are most accurate if the appropriate amount of tax on all other sources of income, deductions, and credits has been paid through other withholding or estimated tax payments. If the appropriate amount of tax on those sources of income has not been paid through other withholding or estimated tax payments, you can pay that tax through withholding on this payment by entering a rate that is greater than the rate in the Marginal Rate Tables.

The marginal tax rate is the rate of tax on each additional dollar of income you receive above a particular amount of income. You can use the table for your filing status as a guide to find a rate of withholding for amounts above the total income level in the table. To determine the appropriate rate of withholding from the table, do the following. Step 1: Find the rate that corresponds with your total income not including the payment. Step 2: Add your total income and the taxable amount of the payment and find the corresponding rate.

If these two rates are the same, enter that rate on Line 2 of this withholding certificate. (See Example 1 below.)

If the two rates differ, multiply (a) the amount in the lower rate bracket by the rate for that bracket, and (b) the amount in the higher rate bracket by the rate for that bracket. Add these two numbers; this is the expected tax for this payment. To get the rate to have withheld, divide this amount by the taxable amount of the payment. Round up to the next whole number and enter that rate on Line 2 of this withholding certificate. (See Example 2 below.)

If you prefer a simpler approach (but one that may lead to overwithholding), find the rate that corresponds to your total income including the payment and enter that rate on Line 2 of this withholding certificate.

Examples. Assume the following facts for Examples 1 and 2. Your filing status is single. You expect the taxable amount of your payment to be $20,000. Appropriate amounts have been withheld for all other sources of income and any deductions or credits.

Example 1. You expect your total income to be $62,000 without the payment. Step 1: Because your total income without the payment, $62,000, is greater than $61,750 but less than $115,125, the corresponding rate is 22%. Step 2: Because your total income with the payment, $82,000, is greater than $61,750 but less than $115,125, the corresponding rate is 22%. Because these two rates are the same, enter “22” on Line 2 of this withholding certificate.

Example 2. You expect your total income to be $43,700 without the payment. Step 1: Because your total income without the payment, $43,700, is greater than $26,200 but less than $61,750, the corresponding rate is 12%. Step 2: Because your total income with the payment, $63,700, is greater than $61,750 but less than $115,125, the corresponding rate is 22%. The two rates differ. $18,050 of the $20,000 payment is in the lower bracket ($61,750 less your total income of $43,700 without the payment), and $1,950 is in the higher bracket ($20,000 less the $18,050 that is in the lower bracket). Multiply $18,050 by 12% to get $2,166. Multiply $1,950 by 22% to get $429. The sum of these two amounts is $2,595. This is the estimated tax on your payment. This amount corresponds to 13% of the $20,000 payment ($2,595 divided by $20,000). Enter “13” on Line 2 of this withholding certificate.

Privacy Act and Paperwork Reduction Act Notice. We ask for the information on this form to carry out the Internal Revenue Code of the United States. You are required to provide this information only if you want to (a) request additional federal income tax withholding from your nonperiodic payment(s); (b) choose not to have federal income tax withheld from your nonperiodic payment(s), when permitted; or (c) change a previous Form W-4R (or a previous Form W-4P that you completed with respect to your nonperiodic payments). To do any of the aforementioned, you are required by sections 3405(e) and 6109 of the Internal Revenue Codeand their regulations to provide the information requested on this form. Failure to provide this information may result in inaccurate withholding on your payment(s). Failure to provide a properly completed form will result in your payment(s) being subject to the default rate; providing fraudulent information may subject you to penalties.

Routine uses of this information include giving it to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia, and U.S. commonwealths and territories for use in administering their tax laws. We may also disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You are not required to provide the information requested on a form that is subject to the Paperwork Reduction Act unless the form displays a valid OMB control number. Books or records relating to a form or its instructions must be retained as long as their contents may become material in the administration of any Internal Revenue Code. Generally, tax returns and return information are confidential, as required by section 6103.

The average time and expenses required to complete and file this form will vary depending on individual circumstances. For estimated averages, see the instructions for your income tax return to the next whole number and enter that rate on line 2. (See Example 2 below.)

If you prefer a simpler approach (but one that may lead to overwithholding), find the rate that corresponds to your total income including the payment and enter that rate on line 2.

Examples. Assume the following facts for Examples 1 and 2. Your filing status is single. You expect the taxable amount of your payment to be $20,000. Appropriate amounts have been withheld for all other sources of income and any deductions or credits.

Example 1. You expect your total income to be $60,000 without the payment. Step 1: Because your total income without the payment, $60,000, is greater than $58,575 but less than $109,225, the corresponding rate is 22%. Step 2: Because your total income with the payment, $80,000, is greater than $58,575 but less than $109,225, the corresponding rate is 22%. Because these two rates are the same, enter “22” on line 2.

Example 2. You expect your total income to be $42,500 without the payment. Step 1: Because your total income without the payment, $42,500, is greater than $24,850 but less than $58,575, the corresponding rate is 12%. Step 2: Because your total income with the payment, $62,500, is greater than $58,575 but less than $109,225, the corresponding rate is 22%. The two rates differ. $16,075 of the $20,000 payment is in the lower bracket ($58,575 less your total income of $42,500 without the payment), and $3,925 is in the higher bracket ($20,000 less the $16,075 that is in the lower bracket). Multiply $16,075 by 12% to get $1,929. Multiply $3,925 by 22% to get $863.50. The sum of these two amounts is $2,792.50. This is the estimated tax on your payment. This amount corresponds to 14% of the $20,000 payment ($2,792.50 divided by $20,000). Enter “14” on line 2.

THIRDLINE REAL ESTATE INCOME FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

April 11, 2024

Dear Shareholders:

We appreciate your investment in the Thirdline Real Estate Income Fund (the “Fund”).

The Fund is a closed-end interval fund offering shares that are not redeemable daily and are not traded on a stock exchange. To provide investors with liquidity, the Fund has a quarterly share repurchase program to offer to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. According to its repurchase policy, the Fund repurchases up to 5% of the outstanding shares that are tendered each quarter.

The Fund strictly observes the repurchase request deadline for shareholders with financial intermediaries, which is 4:00 p.m. Eastern Time, on May 16, 2024. As noted below, if you do not submit your repurchase request in good order by the deadline, you will not be able to sell your shares to the Fund. You may withdraw or change your repurchase request with a proper instruction submitted in good order (as required by your financial intermediary) at any time prior to the deadline.

If you wish to sell any of your Fund shares during this repurchase period, please ask your financial intermediary to submit a repurchase request for you. All repurchase requests must be made with a trade through your financial intermediary by 4:00 p.m. Eastern Time on May 16, 2024. Your financial intermediary may charge a transaction fee for this service and may have additional requirements for making a repurchase request during the repurchase period. None of the Fund, Thirdline Capital Management, LLC, UMB Distribution Services, LLC or UMB Fund Services, Inc is responsible for any errors committed by your financial intermediary in submitting a repurchase request for you.

Please refer to your Fund Prospectus and the enclosed Repurchase Offer Terms for more details. Please note that for all shareholders, the Fund’s quarterly repurchase offer submitted through your financial intermediary will begin on April 11, 2024 and end at 4:00 p.m. Eastern Time on May 16, 2024. The repurchase price date is the NAV published as of May 16, 2024.

There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. If you have any questions regarding the repurchase offer or your investment in the Fund, please contact your financial representative.

Sincerely,

THIRDLINE REAL ESTATE INCOME FUND

THIRDLINE REAL ESTATE INCOME FUND

REPURCHASE OFFER TERMS

1.          The Offer. Thirdline Real Estate Income Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.          Net Asset Value. On April 4, 2024, the NAV of the Fund was $10.08 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling (877) 771-7715 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.          Repurchase Request Deadline. All Repurchase Requests submitted through your financial intermediary must be received in proper form by 4:00 p.m., Eastern Time, May 16, 2024.

4.          Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on May 16, 2024 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.          Payment for Shares Repurchased. The Fund will pay repurchase proceeds within 7 calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.          Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2%. If the Fund determines not to repurchase an additional 2% or if more than 7% of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may, in its discretion, accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.          Wire Transfer Fee. If shareholders request repurchase proceeds be paid by wire transfer, such shareholders may be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s transfer agent, UMB Fund Services, Inc. Currently, the Fund’s transfer agent is not charging a wire transfer fee.

8.          Withdrawal or Modification. Tenders of shares submitted through your financial intermediary may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, May 16, 2024.

9.           Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

●	If making or effecting the repurchase offer would cause the Fund to lose its status as a real estate investment trust under Subchapter M of the Internal Revenue Code;

●	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

●	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and

●	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

10.         Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including gains and losses and state and local tax consequences, of participating in the repurchase. Generally, any repurchase of shares by the Fund is a taxable event for the redeeming shareholder, you should consult your tax advisor to determine the tax consequences of the repurchase.

11.         Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt), and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The Fund’s determination is final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or for any particular shares or shareholders. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Thirdline Capital Management, LLC, UMB Distribution Services, LLC or UMB Fund Services, Inc is or will be obligated to give notice of any defects or irregularities in your repurchase request, nor shall any of them incur any liability for failure to give such notice.

None of the Fund, Thirdline Capital Management, LLC, UMB Distribution Services, LLC or UMB Fund Services, Inc is or will be obligated to ensure that your financial intermediary submits to you this Repurchase Offer or your tender of shares to the Fund.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer, and you cannot hold the Fund responsible for any such recommendations. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information.

For additional information about this offer, contact your financial representative.